Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Historical cost, Beginning balance	$ 19,000	$ 19,000
Additions	11,760	0
Historical cost, Ending balance	30,760	19,000
Amortization for the year	(3,631)	(2,405)
Accumulated amortization	(6,641)	(3,010)
Intangibles and goodwill			$ 24,119	$ 15,990
Accumulated amortization	0	0
Amortization for the year	0	0
Historical cost, Beginning balance	16,241	19,251
Additions	11,760	0
Amortization for the year	(3,631)	(2,405)
Accumulated amortization	(6,641)	(3,010)
Historical cost, Ending balance	24,370	16,241
Historical cost, Goodwill beginning balance	251	251
Additions, Goodwill	0	0
Historical cost, Goodwill ending balance	251	251
Intangibles and goodwill	251	251	251	251
Above Market Time Charter [Member]
Historical cost, Beginning balance	11,000	11,000
Additions	11,760	0
Historical cost, Ending balance	22,760	11,000
Amortization for the year	(3,631)	(2,405)
Accumulated amortization	(6,641)	(3,010)
Intangibles and goodwill			16,119	7,990
Option for time charter extension [Member]
Historical cost, Beginning balance	8,000	8,000
Additions	0	0
Historical cost, Ending balance	8,000	8,000
Amortization for the year	0	0
Accumulated amortization	$ 0	$ 0
Intangibles and goodwill			$ 8,000	$ 8,000